Stock-Based Compensation (Narrative) (Detail) (JPY ¥)	6 Months Ended
	Sep. 30, 2012 M	Sep. 30, 2011
Stock-Based Compensation [Line Items]
Number of shares to be issued or transferred on exercise of each Stock Acquisition Right	100
Contractual term of the Stock Acquisition Rights	30 years
Exercise price per share	¥ 1
Weighted-average grant date fair value of Stock Acquisition Right, per 100 shares	¥ 33,100	¥ 33,700
Compensation costs related to the Stock Acquisition Right	1,743,000,000	1,704,000,000
Tax benefit for compensation cost for share-based payment arrangements	663,000,000	693,000,000
Total unrecognized compensation cost	1,655,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	6
Cash received from exercise of the Stock Acquisition Right	4,000,000
Actual tax benefit realized	¥ 675,000,000